AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 12, 2008.

No. 333-102228

No. 811-21265

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 203	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 205	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road

Wheaton, IL 60187

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

H. Bruce Bond	With a copy to:
301 West Roosevelt Road	Stuart M. Strauss
Wheaton, IL 60187	Clifford Chance US LLP
(Name and Address of Agent for Service)	31 West 52nd Street
New York, NY 10019

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐                                    immediately upon filing pursuant to paragraph (b) of Rule 485.

☒                                  on September 22, 2008 pursuant to paragraph (b) of Rule 485.

☐                                    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

☐                                    75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

The sole purpose of this filing is to delay the effectiveness of the Trust’s  Post-Effective Amendment No. 159 to its Registration Statement until September 22, 2008. Post-Effective Amendment No. 159 to the Trust’s Registration Statement relates to the PowerShares Lux Nanotech Portfolio, which was created pursuant to Post-Effective Amendment No. 35 to the Trust’s Registration Statement filed on July 12, 2005.  Post-Effective Amendment No. 159 to the Trust’s Registration Statement was filed in order to include global securities in PowerShares Lux Nanotech Portfolio’s portfolio.  The effectiveness of the Registration Statement relating to this change was delayed pursuant to Post-Effective Amendment Nos. 175, 180, 189, 193, 197 and 201 to the Trust’s Registration Statement filed on March 31, 2008, April 25, 2008, May 23, 2008, June 20, 2008, July 18, 2008 and August 15, 2008, respectively. Parts A, B and C of Registrant’s Post-Effective Amendment No. 159 under the Securities Act of 1933 and Amendment No. 161 under the Investment  Company Act of 1940, filed on January 31, 2008 are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 12th day of September, 2008.

PowerShares Exchange-Traded Fund Trust

By:	/s/ Harold Bruce Bond
Title: Harold Bruce Bond, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Harold Bruce Bond	President and Chairman	September 12, 2008
Harold Bruce Bond

/s/ Bruce T. Duncan	Chief Financial Officer,	September 12, 2008
Bruce T. Duncan	Treasurer and Secretary

*/s/ Ronn R. Bagge	Trustee	September 12, 2008
Ronn R. Bagge

*/s/ Marc M. Kole	Trustee	September 12, 2008
Marc M. Kole

*/s/ D. Mark McMillan	Trustee	September 12, 2008
D. Mark McMillan

*/s/ Philip M. Nussbaum	Trustee	September 12, 2008
Philip M. Nussbaum

*/s/ Donald S. Wilson	Trustee	September 12, 2008
Donald S. Wilson

*By: /s/ Stuart M. Strauss		September 12, 2008
Stuart M. Strauss
Attorney-In-Fact